PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel (Details) - Telkomsel - Pension benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2004
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp (1,193)	Rp (803)
Actuarial gain (losses) recognized in OCI	(584)	(392)
Return on plan assets (excluding amount included in net interest expense)	(54)	(100)
Benefits paid by employer	(131)	(83)
Funded status	(1,839)	(1,193)
Pension benefit obligations at end of year	(1,839)	(1,193)
Until 2004
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			5.00%
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	2,034	1,415
Service costs	149	107
Net interest income (costs)	167	130
Actuarial gain (losses) recognized in OCI	584	392
Benefits paid	(6)	(10)
Pension benefit obligations at end of year	2,928	2,034
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(841)	(612)
Net interest income (costs)	69	56
Return on plan assets (excluding amount included in net interest expense)	54	100
Benefits paid by employer	131	83
Benefits paid	6	10
Pension benefit obligations at end of year	Rp (1,089)	Rp (841)